Note 12 - Concentration of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 12 - Concentration of Credit Risk [Line Items]
Concentration Risk Disclosure [Text Block]
15.	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and securities issued with the guarantee of U.S. Government Agencies. The Company places its temporary cash investments with high credit quality financial institutions and generally limits the amount of credit exposure in any one financial institution. The Company maintains bank account balances, which exceed insured limits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash. Management does not believe significant credit risk existed at September 30, 2014 and December 31, 2013.

Credit Concentration Risk [Member]
Note 12 - Concentration of Credit Risk [Line Items]
Concentration Risk Disclosure [Text Block]

12.  Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and securities issued with the guarantee of U.S. Government Agencies. The Company places its temporary cash investments with high credit quality financial institutions and generally limits the amount of credit exposure in any one financial institution. The Company maintains bank account balances, which exceed insured limits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash. Management does not believe significant credit risk existed at December 31, 2013 and 2012.

Customer Concentration Risk [Member]
Note 12 - Concentration of Credit Risk [Line Items]
Concentration Risk Disclosure [Text Block]

18.  Significant Tenants

For the years ended December 31, 2013 and 2012, rental income from the three largest tenants represented 11%, 5% and 5% of total rental income.

For the year ended December 31, 2011, rental income from the three largest tenants represented 8%, 4% and 4% of total rental income.